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                                                          [LOGO]

                                             THE RUSHMORE FUND, INC.

                            ----------------------------------------------------

                                                  Annual Report

                                                    August 31, 1997

                                                ANNUAL REPORT, August 31, 1997
                                                       THE RUSHMORE FUND, INC.
                                4922 FAIRMONT AVENUE, BETHESDA, MARYLAND 20814

LOGO

                                                 (800) 343-3355 (301) 657-1500

                                                                October 20, 1997

Dear Shareholder:

Since our last semi-annual report, the economy has continued to show solid growth while keeping inflation in check. The Federal Reserve has not made a change to the Federal Funds rate since the 25 basis point increase in March of this year, but they do maintain a bias toward restraint. Due to this bias the market remains susceptible to volatility due to economic data releases, as market participants try to gauge the Fed's reaction to possible inflationary data. Yields on the 30-year Treasury Bond peaked in April of this year at 7.17% before trending back downward to 6.57% by our fiscal year end. The low end of the yield range for the 1997 fiscal year was 6.35%.

RUSHMORE U.S. GOVERNMENT BOND PORTFOLIO

The U.S. Government Bond Portfolio invests primarily in the ten and 30-year Treasury issues. Our objective is to provide high current income as well as maintain safety of principal. For the fiscal year ended August 31, 1997, the total return of the portfolio was 11.94%, as compared with the Lehman Brothers Intermediate Government Index total return of 7.96%, and the Lehman Brothers Long Government Index total return of 13.24%. The average maturity of the portfolio was 21.3 years on August 31, 1997.

OUTLOOK

We look for the rest of 1997 and early 1998 to behave much like the last 12 months. The economy should continue to remain strong, and a watchful Fed will keep vigil over inflation. To achieve this goal another rate hike may be necessary, but as they have demonstrated in recent FOMC meetings, the Fed is willing to be patient before making restrictive rate increases. So far Fed policy has been successful in keeping the economy moving forward while not being overly restrictive. The ever present possibility of an increase in the Fed Funds rate in the future, however, does leave the market open to some volatility. We anticipate a trading range in 30-year Treasury Bond yields between 6.25% and 7.25%. Until we see an upward move in inflation, yields should remain in the lower end of this range.

As always, we thank you for your continued support.

Sincerely,

[SIG]                                     [SIG]
Daniel L. O'Connor                        Richard J. Garvey
Chairman of the Board                     President

                            THE RUSHMORE FUND, INC.
                         U.S. GOVERNMENT BOND PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997

                                                                        FACE           VALUE
                                                                       AMOUNT        (NOTE 1)
                                                                    -------------  -------------
U.S. TREASURY OBLIGATIONS: 97.2% OF NET ASSETS

U.S. Treasury Notes, 5.875%, 11/15/05.............................  $  2,100,000   $  2,032,407
U.S. Treasury Notes, 6.25%, 2/15/07...............................     1,000,000        990,000
U.S. Treasury Notes, 6.625%, 5/15/07..............................     1,700,000      1,729,220
U.S. Treasury Notes, 6.125%, 8/15/07..............................       500,000        492,187
U.S. Treasury Bonds, 7.625%, 2/15/25..............................     4,050,000      4,525,875
U.S. Treasury Bonds, 6.875%, 8/15/25..............................     4,900,000      5,022,500
                                                                                   -------------
Total U.S. Treasury Obligations (Cost $15,256,816)................                   14,792,189
                                                                                   -------------

REPURCHASE AGREEMENT: 2.2%

With PaineWebber dated 8/29/97 at 5.40% to be repurchased at
  $333,102 on 9/2/97, collateralized by $334,862 in U.S. Treasury
  Notes, due 6/30/98
  (Cost $333,052).................................................                      333,052
                                                                                   -------------
TOTAL INVESTMENTS: 99.4% (COST $15,589,868*)......................                   15,125,241
OTHER ASSETS LESS LIABILITIES: 0.6%...............................                       86,720
                                                                                   -------------
NET ASSETS (NOTE 6): 100.0%.......................................                 $ 15,211,961
                                                                                   -------------
                                                                                   -------------
NET ASSET VALUE PER SHARE (BASED ON 1,534,148 SHARES
  OUTSTANDING)....................................................                        $9.92
                                                                                   -------------
                                                                                   -------------

                *Aggregate cost for Federal income tax purposes
                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                         U.S. GOVERNMENT BOND PORTFOLIO
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1997

INVESTMENT INCOME (Note 1).......................................  $ 1,104,729
                                                                   ------------
EXPENSES
  Investment Advisory Fee (Note 2)...............................       86,364
  Administrative Fee (Note 2)....................................       51,818
                                                                   ------------
    Total Expenses...............................................      138,182
                                                                   ------------
NET INVESTMENT INCOME............................................      966,547
                                                                   ------------
Net Realized Loss on Investment Transactions.....................     (260,096)
Net Unrealized Appreciation of Investments.......................    1,358,287
                                                                   ------------
NET GAIN ON INVESTMENTS..........................................    1,098,191
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $ 2,064,738
                                                                   ------------
                                                                   ------------

                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                         U.S. GOVERNMENT BOND PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
                         FOR THE YEARS ENDED AUGUST 31,

                                                        1997           1996
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income...........................  $   966,547    $ 1,426,905
  Net Realized Gain (Loss) on Investment
    Transactions..................................     (260,096)     1,147,575
  Net Unrealized Appreciation (Depreciation) of
    Investments...................................    1,358,287     (2,989,249)
                                                    ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations...................    2,064,738       (414,769)
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income......................     (971,703)    (1,421,749)
  From Net Realized Gain on Investments...........      (31,134)            --
                                                    ------------   ------------
    Total Distributions to Shareholders...........   (1,002,837)    (1,421,749)
                                                    ------------   ------------
SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...............   10,275,496     27,184,950
  Net Proceeds from Sales of Shares issued in
    connection with acquisition of the Rushmore
    U.S. Government Intermediate-Term Portfolio
    (Note 5)......................................           --     12,773,496
  Reinvestment of Distributions...................      838,080      1,242,904
  Cost of Shares Redeemed.........................  (18,387,418)   (34,331,636)
                                                    ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Share Transactions...........   (7,273,842)     6,869,714
                                                    ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS........   (6,211,941)     5,033,196

NET ASSETS -- Beginning of Year...................   21,423,902     16,390,706
                                                    ------------   ------------
NET ASSETS -- End of Year.........................  $15,211,961    $21,423,902
                                                    ------------   ------------
                                                    ------------   ------------

SHARES
  Sold............................................    1,055,504      2,724,777
  Shares issued in connection with acquisition of
    the Rushmore U.S. Government Intermediate-Term
    Portfolio (Note 5)............................           --      1,182,595
  Issued in Reinvestment of Distributions.........       85,019        124,401
  Redeemed........................................   (1,887,103)    (3,408,891)
                                                    ------------   ------------
    Net Increase (Decrease) in Shares.............     (746,580)       622,882
                                                    ------------   ------------
                                                    ------------   ------------

                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                         U.S. GOVERNMENT BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                         FOR THE YEARS ENDED AUGUST 31,

                                                     1997         1996        1995        1994        1993
                                                 ------------  ----------  ----------  ----------  ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year.........       $9.39        $9.89       $9.08      $11.55      $10.62
                                                 ------------  ----------  ----------  ----------  ----------
  Income from Investment Operations:
    Net Investment Income......................       0.549        0.563       0.606       0.599       0.650
    Net Realized and Unrealized Gain (Loss) on
      Investments..............................       0.549       (0.502)      0.810      (1.884)      1.304
                                                 ------------  ----------  ----------  ----------  ----------
      Total from Investment Operations.........       1.098        0.061       1.416      (1.285)      1.954
                                                 ------------  ----------  ----------  ----------  ----------
  Distributions to Shareholders:
    From Net Investment Income.................      (0.551)      (0.561)     (0.606)     (0.602)     (0.650)
    From Net Realized Capital Gain.............      (0.017)          --          --      (0.583)     (0.374)
                                                 ------------  ----------  ----------  ----------  ----------
      Total Distributions......................      (0.568)      (0.561)     (0.606)     (1.185)     (1.024)
                                                 ------------  ----------  ----------  ----------  ----------
  Net Increase (Decrease) in Net Asset Value...        0.53        (0.50)       0.81       (2.47)       0.93
                                                 ------------  ----------  ----------  ----------  ----------
  Net Asset Value -- End of Year...............       $9.92        $9.39       $9.89       $9.08      $11.55
                                                 ------------  ----------  ----------  ----------  ----------
                                                 ------------  ----------  ----------  ----------  ----------

TOTAL INVESTMENT RETURN........................       11.94%        0.41%      16.35%     (10.29)%     20.92%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.....................................        0.80%        0.80%       0.80%       0.80%       0.80%
  Net Investment Income........................        5.60%        5.59%       6.75%       5.97%       6.08%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate......................        19.2%        95.0%       63.3%      188.3%      173.6%
  Net Assets at End of Year (000's omitted)....     $15,212      $21,424     $16,391     $29,276     $24,094
  Number of Shares Outstanding at End of Year
    (000's omitted)............................       1,534        2,281       1,658       3,225       2,085

                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1997

1.  SIGNIFICANT ACCOUNTING POLICIES

The Rushmore Fund, Inc. (the Fund) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund currently consists of two separate portfolios each with its own investment objectives and policies. These financial statements report on one of the two portfolios: U.S. Government Bond Portfolio. On August 31, 1997, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

       (a) Securities of the U.S. Government Bond Portfolio are valued on the basis of the average of quoted bid and ask prices when market quotations are available. If market quotations are not readily available, the Board of Directors will value the portfolio's securities in good faith.

       (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Realized gains and losses from security transactions are computed on an identified cost basis.

       (c) Net investment income is computed and dividends are declared daily in the U.S. Government Bond Portfolio. Income dividends in this portfolio are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Capital gains, if any, are distributed annually.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates, (the Adviser). Under an agreement with the Adviser, the U.S. Government Bond Portfolio pays a fee for such services at an annual rate of 0.50% of the average daily net assets. Certain Officers and Directors of the Fund are affiliated with the Adviser.

Rushmore Trust and Savings, FSB (Rushmore Trust), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund.

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For these services, Rushmore Trust receives an annual fee of 0.30% of the average daily net assets of the U.S. Government Bond Portfolio.

3.  SECURITIES TRANSACTIONS

For the year ended August 31, 1997, purchases of securities, excluding short-term securities, were $3,191,359 and sales (including maturities) of securities were $10,187,063.

4.  NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS

As of August 31, 1997, net depreciation of investments for Federal income tax purposes was $464,627 of which $90,063 related to appreciated investments and $554,690 related to depreciated investments. At August 31, 1997, the cost of the Fund's securities for Federal income tax purposes was $15,589,868.

5.  REORGANIZATION

On December 31, 1995, the Rushmore U.S. Government Long-Term Securities Portfolio acquired all the net assets of the Rushmore U.S. Government Intermediate-Term Securities Portfolio; pursuant to a plan of reorganization approved by the Rushmore U.S. Government Intermediate-Term Securities Portfolio shareholders on December 22, 1995. The acquisition was accomplished by a tax-free exchange of 1,182,595 shares of Rushmore U.S. Government Long-Term Securities Portfolio (valued at $12,773,496) for 1,291,408 shares of Rushmore U.S. Government Intermediate-Term Securities Portfolio, outstanding on December 31, 1995. The transferred Portfolio's net assets at that date were $12,773,496, including $962,905 of unrealized appreciation and $980,429 of accumulated loss carryforwards, which combined with those of the Rushmore U.S. Government Long-Term Securities Portfolio. The aggregate net assets of the Portfolios immediately before and after the acquisition were as follows:

                                                                          BEFORE        AFTER
                                                                       ACQUISITION   ACQUISITION
                                                                       ------------  ------------
Rushmore U.S. Government Long-Term Securities Portfolio..............  $ 20,593,589  $ 33,367,085
Rushmore U.S. Government Intermediate-Term Securities Portfolio......  $ 12,773,496            --

Immediately following the reorganization, the Rushmore U.S. Government Long-Term Securities Portfolio was renamed The Rushmore U.S. Government Bond Portfolio.

6.  NET ASSETS

At August 31, 1997, net assets consisted of the following:

Paid-in-Capital.........................................................  $ 16,424,375
Accumulated Net Realized Loss on Investments............................      (747,787)
Net Unrealized Depreciation on Investments..............................      (464,627)
                                                                          -------------
NET ASSETS..............................................................  $ 15,211,961
                                                                          -------------
                                                                          -------------

7.  CAPITAL LOSS CARRYOVERS

At August 31, 1997, for Federal income tax purposes, the U.S. Government Bond Portfolio had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration as follows:

Expires August 31,
------------------------------------------------------------------
2001..............................................................  $  253,964
2002..............................................................     233,727
2005..............................................................     260,096
                                                                    ----------
                                                                    $  747,787
                                                                    ----------
                                                                    ----------

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
of The Rushmore Fund, Inc.:

We have audited the statement of net assets of the U.S. Government Bond Portfolio (one of the Portfolios) of The Rushmore Fund, Inc., as of August 31, 1997, and the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1997, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the U.S. Government Bond Portfolio (one of the Portfolios) of The Rushmore Fund, Inc., at August 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the presented periods in conformity with generally accepted accounting principles.

           [SIGNATURE]

Princeton, New Jersey
October 10, 1997